Convertible debenture	12 Months Ended
Dec. 31, 2022
Disclosure Of Convertible Debenture [Abstract]
Convertible debenture [Text Block]

11 Convertible debenture

December 2018 Convertible Debt

During the year ended December 31, 2018, the Company agreed to convert $322,534 of loans outstanding from a director into a convertible debenture which grants to the lender certain rights to convert the loan and interest into units of the Company at the conversion price of $1.25 per unit. Each unit is comprised of one share and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of $1.50 on or prior to August 21, 2021.

On June 12, 2019, $156,250 of the $322,534 convertible debentures issued on June 15, 2018 was converted into 125,000 shares of the Company at a deemed price of $1.25 per share. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On April 9, 2020, $36,268 interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 51,811 shares of the Company at fair value of $0.70 per share. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On June 8, 2021, $17,883 interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 shares of the Company at fair value of $1.48 per share.

On July 12, 2021, $1,567 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 12, 2021, principal amount of $166,284 convertible debentures of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a fair value of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

Based on the discount factor of 13.5% over the Debenture's term of three years, the equity portion was valued at $42,818. Accretion for the debenture for the year ended December 31, 2021 was $9,999. Interest for the debenture for the year ended December 31, 2021 was $6,493.

As at December 31, 2022, total interest accrued was $nil.

	December 31, 2022	December 31, 2021
Opening balance	$-	$171,146
Accretion	-	9,999
Converted	-	(166,284)
Recovery	-	(14,861)
Ending balance	$-	$-